Risks and Uncertainties	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Risks and Uncertainties

(13) Risks and Uncertainties

The Company’s operations are in Hong Kong. Accordingly, any changes in demand, economic and political developments and regulatory changes in the region will have an effect on the Company’s business, results of operations and financial condition.

Customer concentration risk

For the years ended September 30, 2024, 2023 and 2022, customers accounting for 10% or more of total revenues are as follows:

	2024		2023		2022
Customer		%		%		%
A			$5,748,637	11.4
B			5,554,474	11.1	$5,509,926	19.8
C					6,519,947	23.4
D					4,178,670	15.0
E	$15,458,421	43.4
F	6,738,937	18.9

For the years ended September 30, 2024, 2023 and 2022,customers accounted for 10% or more of accounts receivable as follows:

	2024		2023		2022
Customer		%		%		%
C	$2,041,922	19.5	-	-	-	-
G	1,985,869	18.9	-	-	-	-
H	1,979,011	18.9	-	-	-	-
E	1,844,322	17.6	-	-	-	-
I	1,185,300	11.3	-	-	-	-

Vendor concentration risk

For the years ended September 30, 2024 ,2023 and 2022, the vendors which accounted for 10% or more of total purchases are as follows:

	2024		2023		2022
Vendor		%		%		%
A	$11,330,745	42.0	$15,063,407	32.4
B			11,397,173	24.5	$8,025,220	33.9
C	4,223,162	15.6	6,682,636	14.4
D					5,519,851	23.3
E	3,722,438	13.8